Other Financial Liabilites (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Breakdown of Other Financial Liabilites
The composition of the other financial liabilities as of December 31, 2025 and 2024 is as follows:

Composition	12/31/2025	12/31/2024
Credit and debit card settlement - due to merchants	804,893,377	804,198,424
Amounts payable for other spot purchases pending settlement	608,526,164	179,638,749
Payment orders pending settlement foreign trade	104,029,419	70,419,520
Collections on account and behalf of others	51,522,942	50,172,789
Finance leases liabilities	19,143,758	18,401,874
Amounts payable for spot purchases of government securities pending settlement	15,766,986	7,147,968
Amounts payable for spot purchases of foreign currency pending settlement	1,694,079	72,548,446
Other	183,062,335	154,891,782

Total	1,788,639,060	1,357,419,552